Note C - Acquisition of Endurance Exploration Group Llc Membership Interests: Schedule of Business Acquisitions, by Acquisition (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Fixed Assets, net	$ 323,615	$ 367,702
Other assets	1,100	1,100
Total Assets	675,540	369,852
Accounts payable and accrued expenses	166,912	124,777
Loans and notes payable to related parties	155,500	341,500
Total Current Liabilities	$ 322,412	$ 529,421
Endurance Exploration Group LLC
Cash			$ 1,940
Total Fixed Assets, net			448,980
Other assets			3,805
Total Assets			454,725
Accounts payable and accrued expenses			8,927
Accrued Liabilities, Current			4,625
Loans and notes payable to related parties			60,000
Equity Acquired			381,173
Total Current Liabilities			$ 454,725